Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Future amortization expense

Amortization expense of intangible assets for the next five years and thereafter
($ in millions)	InfoArmor	SquareTrade
2019	$50	$72
2020	44	62
2021	38	52
2022	31	42
2023	25	34
Thereafter	56	50
Total amortization	$244	$312